Pensions and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits	For the years ended December 31, 2024, 2023 and 2022, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total

Net period cost (income):		2024	2023	2022	2024	2023	2022	2024	2023	2022

Recorded in operating costs and expenses
Service cost	$	7	6	7	4	4	4	11	10	11
Past service cost		—	—	1	—	—	—	—	—	1
Settlements, curtailments and other changes		—	(9)	2	—	(1)	—	—	(10)	2

		7	(3)	10	4	3	4	11	—	14

Recorded in other financial expenses
Net interest cost		32	36	22	8	8	6	40	44	28

Recorded in other comprehensive income
Actuarial (gains) losses for the period		(75)	46	(166)	1	(1)	(10)	(74)	45	(176)

	$	(36)	79	(134)	13	10	—	(23)	89	(134)

Disclosure of Net Defined Benefit Liability (Asset)
As of December 31, 2024 and 2023, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total

		2024	2023	2024	2023	2024	2023

Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	1,909	1,811	101	92	2,010	1,903
Service cost		7	6	4	4	11	10
Interest cost		97	100	8	8	105	108
Actuarial (gains) losses		(159)	30	1	(1)	(158)	29
Reduction from disposal of assets		(17)	2	—	—	(17)	2
Settlements and curtailments		—	(2)	—	—	—	(2)
Plan amendments		—	(10)	—	(1)	—	(11)
Benefits paid		(160)	(122)	(10)	(8)	(170)	(130)
Foreign currency translation		(65)	94	(12)	7	(77)	101

Projected benefit obligation at end of the period		1,612	1,909	92	101	1,704	2,010

Change in plan assets:
Fair value of plan assets at beginning of the period		1,273	1,207	2	1	1,275	1,208
Return on plan assets		65	64	—	—	65	64
Actuarial losses		(84)	(16)	—	—	(84)	(16)
Employer contributions		85	97	10	8	95	105
Reduction from disposal of assets		(13)	1	—	—	(13)	1
Settlements		—	(2)	—	—	—	(2)
Benefits paid		(160)	(122)	(10)	(8)	(170)	(130)
Foreign currency translation		(22)	44	(1)	1	(23)	45

Fair value of plan assets at end of the period		1,144	1,273	1	2	1,145	1,275

Net projected liability in the statement of financial position	$	468	636	91	99	559	735

Summary of Actuarial (Gains) Losses
For the years 2024, 2023 and 2022, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2024	2023	2022
Actuarial (gains) losses due to experience	$	(26)	13	96
Actuarial (gains) losses due to demographic assumptions		(28)	(5)	(2)
Actuarial (gains) losses due to financial assumptions		(20)	37	(270)

	$	(74)	45	(176)

Summary of Plan Assets Measured at Estimated Fair Value
As of December 31, 2024 and 2023, based on the hierarchy of fair values, plan assets are detailed as follows:

		2024					2023
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	25	—	—	25	$	24	—	—	24
Investments in corporate bonds		237	46	—	283		11	391	—	402
Investments in government bonds		339	—	—	339		114	209	—	323

Total fixed-income securities		601	46	—	647		149	600	—	749

Investment in marketable securities		127	73	—	200		179	43	—	222
Other investments and private funds		44	32	222	298		70	33	201	304

Total variable-income securities		171	105	222	498		249	76	201	526

Total plan assets	$	772	151	222	1,145	$	398	676	201	1,275

Summary of Significant Assumptions Used in the Determination of the Benefit Obligation
The most significant assumptions used in the determination of the benefit obligation were as follows:

	2024				2023
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Range of rates in other countries
Discount rates	11.8%	5.7%	5.6%	3.3% – 9.5%	10.5%	5.2%	4.7%	3.1% – 11.0%
Rate of return on plan assets	11.8%	5.7%	5.6%	3.3% – 9.5%	10.5%	5.2%	4.7%	3.1% – 11.0%
Rate of salary increases	4.5%	—	3.2%	2.5% – 7.3%	4.5%	—	3.1%	2.5% – 7.3%

Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits
As of December 31, 2024, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2025	$	156
2026		135
2027		133
2028		133
2029 – 2034		803

Aggregate Projected Benefit Obligation for Pension Plans and Other Post-Employment Benefits and the Plan Assets by Country
As of December 31, 2024 and 2023, the aggregate PBO for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2024				2023
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	200	30	170	$	253	44	209
United States		142	143	(1)		184	188	(4)
United Kingdom		960	752	208		1,129	821	308
Germany		121	5	116		141	6	135
Other countries		281	215	66		303	216	87

	$	1,704	1,145	559	$	2,010	1,275	735

Schedule of Sensitivity Analysis of Pension and Other Post Employment Benefits
As of December 31, 2024, Cemex performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits are shown below:

		Pensions		Other benefits		Total
Assumptions:		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Discount Rate Sensitivity	$	(75)	83	(3)	3	(78)	86
Salary Increase Rate Sensitivity		4	(4)	1	(1)	5	(5)
Pension Increase Rate Sensitivity		56	(54)	—	—	56	(54)